Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	950,000
Proposed Maximum Offering Price per Unit	305.18
Maximum Aggregate Offering Price	$ 289,921,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,386.91
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of the common stock, par value $0.01 per share (“Common Stock”), of United Therapeutics Corporation that may be issued under the Amended and Restated United Therapeutics Corporation 2015 Stock Incentive Plan (the “Plan”) as a result of any stock dividend, stock split, recapitalization or other similar transactions.Represents 950,000 shares of Common Stock reserved for issuance under the Plan. The “Proposed Maximum Offering Price Per Unit” and the “Maximum Aggregate Offering Price” are estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, and are based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market for July 24, 2025.